Related Affiliates - Additional Information (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) a room	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Oct. 31, 2017
Related affiliates
Receivable from partnership		$ 243,000
Other Investors
Related affiliates
Variable interest entity, ownership percentage		42.10%
Number of new rooms developed | room		118
Cash		$ 1,000,000
Land | a		2.4
Cost of hotel construction		$ 16,000,000
Contribution towards partnership for proportionate share of additional construction costs	$ 600,000
Receivable from partnership		$ 200,000
Recreational Enterprises, Inc.
Related affiliates
Percentage of outstanding shares owned		14.50%
Donald L Carano
Related affiliates
Officers remuneration		$ 300,000	$ 400,000	$ 400,000
Gary Carano Family
Related affiliates
Related party transactions		0	0	0
Hotel Casino Management | Minimum
Related affiliates
Percentage of outstanding shares owned					5.00%
Raymond J. Poncia
Related affiliates
Officers remuneration		$ 200,000	200,000	200,000
C. S. & Y. Associates
Related affiliates
Area of real property leased | a		30,000
Lease expiration date		Jun. 30, 2027
Annual rent payable		$ 600,000	$ 600,000	$ 600,000
C. S. & Y. Associates | Minimum
Related affiliates
Rent percentage of revenues		3.00%
Rent payable is 3% of		$ 6,500,000
Annual rent payable		$ 400,000
C. S. & Y. Associates | Maximum
Related affiliates
Rent percentage of revenues		0.10%
Rent payable is 0.1% of		$ 75,000,000